FAIR VALUE OF ASSETS AND LIABILITIES (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets		$ 0
Ratio between monthly gross income and real estate value	0.75%	0.77%
Trading equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	$ (51,403)	$ 0
Unrealized gains and losses	$ 116,051	$ 75,347
Terminal rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	8.55%	8.76%
Direct capitalization-initial rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	8.12%	8.30%
Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	11.36%	11.46%
Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 30,951
Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		$ 5,647	$ 9,510
Derivatives [member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	(36)	25,416
Equity Securities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	51,403
Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	2,700	2,700
Foreign exchange contracts [Member] | Derivatives [member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	(36)	23,129
Debt securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Unrealized gains and losses	$ 73,505	55,191
Debt securities [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		$ 5,647
Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	12.13%
Revenue multiple, significant unobservable inputs, assets	1.29